CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (15,991)	$ (1,562,454)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,635	10,814
Amortization of loan discount	17,983	44,546
Gain on forgiveness of debt	(390)	0
Other noncash items, net	0	(66,054)
Bad debt	270,000	0
Fair value settled upon conversion	123,566	0
Conversion and note issuance cost	5,000	0
(Increase) decrease in:
Accounts receivable	(1,111,636)	343,840
Right of use – assets	29,300	103,119
Prepaid expenses and other current assets	0	8,000
Increase (decrease) in:
Accounts payable and accrued expense	241,945	569,508
Accrued officer’s compensation	154,000	120,000
Due from related parties	0	3,988
Accrued interest	123,074	110,559
Right of use – liabilities	(30,993)	(62,319)
Net cash used in operating activities	(189,507)	(376,453)
Net cash provided by discontinued operations - operating activities	0	19,215
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible notes payable	240,000	405,730
Repayment of convertible notes payable	0	(5,908)
Payment of SBA loan	(750)	(756)
Dividend on preferred stock	0	(102,746)
Proceeds from credit line	37,000	0
Repayment of credit line	(16,381)	0
Payment of notes payable related party	(835)	(816)
Proceeds from notes payable related party	54,000	4,803
Net cash provided by financing activities	313,034	300,307
NET (DECREASE) INCREASE IN CASH	123,527	(56,931)
CASH, BEGINNING OF PERIOD	226,802	595,987
CASH, END OF PERIOD	350,329	539,056
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest	1,503	22,709
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued upon conversion of notes payable and accrued interest	66,673	0
Debt discount from derivative liabilities	$ 0	$ 94,321